                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended February 28, 2006

MARKET CONDITIONS


A range of events influenced the fixed income markets during the 12-month period ending February 28, 2006. Among them, the Gulf Coast hurricanes and soaring energy prices led to concerns about whether the economy could sustain its growth. In the wake of Hurricane Katrina, some observers initially believed the economy would suffer significant adverse after-effects. As the weeks progressed, however, it became apparent that the impact on the economy would be much smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum and real gross domestic product growth continued at a good pace throughout the period.

Given the economy's solid growth and relatively low inflation, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate. Through eight increases of 25 basis points each, the Fed increased the target rate from 2.50 percent at the start of the period to 4.50 percent at the close. The minutes from the Fed's January meeting indicated that further tightening may occur.

Yields on short- and intermediate-term municipal bonds followed the target rate and rose steadily. In contrast, the yields of long-term bonds declined for the period overall, reflecting strong demand for longer maturities and the market's perception that inflation was under control. Accordingly, the slope of the yield curve flattened as the difference between short-term and long-term interest rates narrowed substantially. Representative yields on 30-year AAA rated municipal bonds began the period at 4.50 percent and ended at 4.30 percent, having ranged from a low of 4.20 percent in June to a high of 4.65 percent in November. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. (Credit spreads measure the incremental yield investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform.)

Long-term municipal volume increased 13 percent to a record $408 billion in 2005. The flatter yield curve and low long-term interest rates encouraged municipalities to refinance their debt. Refundings accounted for 30 percent of annual volume, a nearly 50 percent increase over 2004. In the first two months of calendar year 2006, volume dropped 25 percent compared to the same period in 2005.

The municipal-to-Treasury yield ratio, which gauges the performance between the two markets, remained attractive for tax-exempt bonds. During the year, the ratio of 30-year municipals to 30-year Treasuries averaged 97 percent. (The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.) As a result, institutional investors--such as hedge funds and arbitrage accounts--that normally focus on taxable bond sectors "crossed-over" to purchase municipal bonds. Demand from individual investors was less robust, given the low absolute level of yields.

PERFORMANCE ANALYSIS


For the 12-month period ended February 28, 2006, Morgan Stanley Municipal Income Opportunities Trust II's (OIB's) net asset value (NAV) increased from $8.78 to

$9.04 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.4925 per share, the Fund's total NAV return was 9.16 percent. OIB's value on the New York Stock Exchange (NYSE) moved from $8.00 to $8.77 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 16.23 percent. On February 28, 2006, OIB's NYSE market price was at a 2.99 percent discount to its NAV. During the fiscal year, the Fund purchased and retired 549,055 shares of common stock at a weighted average market discount of 6.26 percent.

Monthly dividends for the first quarter of 2006, declared in December, were unchanged at $0.0425 per share. The dividend reflects the current level of the Fund's net investment income. OIB's level of undistributed net investment income was $0.099 per share on February 28, 2006, versus $0.093 per share 12 months earlier.(1) At the end of the reporting period, all holdings in the Fund's portfolio were accruing interest.

In anticipation of continued Fed tightening and generally higher interest rates, the Fund maintained a conservative interest rate strategy. At the end of February, the Fund's option-adjusted duration* was 6.0 years. Overall, the Fund's duration positioning tempered total returns when rates declined, but helped total returns when rates rose.

As discussed in previous reports, the Fund invests primarily in higher yielding municipal bonds. Consistent with its focus on higher yielding securities, the Fund's exposure to below investment grade or non-rated issues was gradually increased to more than two-thirds of assets by the close of the period. This security mix had a positive impact on performance as lower quality bonds outperformed the general municipal bond market. Reflecting a commitment to diversification, the Fund's net assets of $147.5 million were invested among 12 long-term sectors and 95 credits.

OIB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   20.6%
   Hospital                                            19.1
   IDR/PCR*                                            14.2
   Tax Allocation                                      10.5
   Nursing & Health Related Facilities                 10.3

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              1.3%
   Aa/AA                                                0.3
   A/A                                                  4.1
   Baa/BBB                                             25.1
   Ba/BB or Less                                        9.1
   NR                                                  60.1

* Industrial Development/Pollution Control Revenue

Data as of February 28, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of February 28, 2006


WEIGHTED AVERAGE MATURITY: 21 YEARS(A)

0-5                                                                                5
6-10                                                                               6
11-15                                                                             10
16-20                                                                             16
21-25                                                                             29
26-30                                                                             31
30+                                                                                3

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     1.4%
Arkansas................     1.4
California..............     5.1
Colorado................     3.1
Connecticut.............     2.5
District of Columbia....     0.6
Florida.................     4.5
Georgia.................     0.7
Hawaii..................     1.1
Idaho...................     0.5
Illinois................     5.7
Indiana.................     2.6
Iowa....................     3.9
Kansas..................     1.5%
Kentucky................     1.4
Louisiana...............     0.5
Maine...................     0.3
Maryland................     3.7
Massachusetts...........     2.5
Michigan................     0.4
Missouri................     5.0
Nevada..................     5.0
New Hampshire...........     3.5
New Jersey..............     6.8
New York................     8.1
North Carolina..........     0.7
Ohio....................     0.5%
Oklahoma................     0.8
Pennsylvania............     5.7
South Carolina..........     1.6
Tennessee...............     1.4
Texas...................     4.4
Vermont.................     1.4
Virginia................     9.4
Wisconsin...............     1.3
Joint exemptions*.......    (0.6)
                            ----
Total +.................    98.4%
                            ====

---------------

* Joint exemptions have been included in each geographic location.
+ Does not include open short futures contracts with an underlying face amount of $5,259,375 with unrealized depreciation of $8,340.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of February 28, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS(A)

2006(a)                                                                           10
2007                                                                               7
2008                                                                               9
2009                                                                              12
2010                                                                               3
2011                                                                              10
2012                                                                               7
2013                                                                              15
2014                                                                              10
2015                                                                               9
2016+                                                                              8

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.5%

2006(a)                                                                           7.3
2007                                                                              6.3
2008                                                                              6.1
2009                                                                              6.4
2010                                                                              6.8
2011                                                                              7.7
2012                                                                              6.5
2013                                                                              6.8
2014                                                                              6.5
2015                                                                              5.6
2016+                                                                             5.5

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.3% on 10% of the long-term portfolio that is callable in 2006.

    Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (95.5%)
            Educational Facilities Revenue (5.1%)
$  1,200    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%    05/01/11    $  1,230,396
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25     09/01/29       2,192,860
   1,000    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A......................................   5.125    06/01/35       1,014,710
     500    South Berwick, Maine, Berwick Academy Ser 1998............   5.55     08/01/23         508,495
     500    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A.............   6.00     05/01/35         524,940
   2,000    New Hampshire Higher Educational & Health Facilities
              Authority, Colby - Sawyer College Ser 1996..............   7.50     06/01/26       2,051,900
                                                                                              ------------
--------
                                                                                                 7,523,301
   7,200
                                                                                              ------------
--------
            Hospital Revenue (19.1%)
   2,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75     06/01/27       2,069,520
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625    09/01/28       2,054,300
   2,000    Colorado Health Facilities Authority, Poudre Valley Health
              Ser 2005 F..............................................   5.00     03/01/25       2,034,100
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125    08/01/31       1,615,455
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004..............................   6.50     01/01/37         622,290
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75     10/01/31       1,062,330
            Henderson, Nevada,
   3,000      Catholic Health West Ser 2004 Ser A.....................   5.625    07/01/24       3,231,300
   2,000      Catholic Health West Ser 1998 Ser A.....................   5.125    07/01/28       2,034,860
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80     05/01/18       1,040,280
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90     05/01/28       2,042,740
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25     07/01/27       2,051,200
   2,000    Dutchess County Development Agency, New York, St Francis
              Hospital Refg Ser 2004 A................................   7.50     03/01/29       2,192,060
     615    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C+++.............................   5.625    11/01/10         650,738
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60     07/01/31       1,111,960
     205    South Carolina Jobs Economic Development Authority,
              Palmetto Health Refg & Impr Ser 2003 C..................   6.875    08/01/27         237,888

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
$  1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50%    04/15/31    $  1,066,860
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A..............................................   7.125    09/01/34       1,089,670
   1,750    Wisconsin Health & Educational Facilities Authority,
              Beaver Dam Community Hospital Ser 2004 A................   6.75     08/15/34       1,903,808
                                                                                              ------------
--------
                                                                                                28,111,359
  26,670
                                                                                              ------------
--------
            Industrial Development/Pollution Control Revenue (14.2%)
     815    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125    09/01/11         816,222
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00     06/01/27       1,520,970
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55     04/15/27       2,089,820
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625    09/15/12       1,022,010
            New York City Industrial Development Agency, New York
   2,000      American Airlines Inc Ser 2005..........................   7.75     08/01/31       2,162,520
   2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997....   5.65     10/01/28       2,003,720
   2,000      7 World Trade Center LLC Ser 2005 A.....................   6.50     03/01/35       2,108,460
     250    New York Counties Tobacco Trust IV, New York, Ser 2005
              A.......................................................   5.00     06/01/45         243,893
   1,500    TSASC Inc, New York, Ser 2006-1...........................   5.125    06/01/42       1,490,085
   1,600    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65     05/01/10       1,690,400
   1,000    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT).....................   6.75     12/01/36       1,066,700
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................   7.70     04/01/33       1,172,870
            Pittsylvania County Industrial Development Authority,
              Virginia,
     500      Multi-Trade LP Ser 1994 A (AMT).........................   7.45     01/01/09         508,910
   3,000      Multi-Trade LP Ser 1994 A (AMT).........................   7.55     01/01/19       3,052,320
                                                                                              ------------
--------
                                                                                                20,948,900
  20,165
                                                                                              ------------
--------
            Mortgage Revenue - Multi-Family (2.4%)
     500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
              Ser A (AMT).............................................   6.90     06/20/35         510,315
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00     01/01/21       1,826,980
   9,481      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00     01/01/21       1,133,598
                                                                                              ------------
--------
                                                                                                 3,470,893
  11,981
                                                                                              ------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (0.5%)
$    375    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55%    05/01/25    $    377,160
     210    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45     09/01/29         215,783
     200    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50     03/01/31         210,408
                                                                                              ------------
--------
                                                                                                   803,351
     785
                                                                                              ------------
--------
            Nursing & Health Related Facilities Revenue (10.3%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75     04/01/34       2,072,560
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25     06/01/34       1,064,460
   2,895    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25     07/01/25       3,478,748
     675    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003..............  6.50++    01/01/29         674,926
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625    11/15/35       1,038,340
     700    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375    10/01/13         702,625
            Massachusetts Development Finance Agency,
     750      Evergreen Center Ser 2005...............................   5.50     01/01/35         762,007
   1,375      New England Center for Children Ser 1998................   5.875    11/01/18       1,405,759
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15     06/01/19       1,030,610
   2,940    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50     05/01/32       2,976,867
                                                                                              ------------
--------
                                                                                                15,206,902
  14,335
                                                                                              ------------
--------
            Recreational Facilities Revenue (8.9%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser 2000 A............................   6.25     01/01/30       2,083,720
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (a)..................................   6.40     09/01/11       1,042,249
   1,000      Special 1997 Ser B (a)..................................   5.75     09/01/27       1,031,470
   1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority
              Ser 2001................................................   6.25     01/01/31       1,610,160
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375    01/01/32       2,169,840
   3,000    St Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT)..............................   7.75     12/01/13       3,041,700
   2,000    Austin, Texas, Convention Center Hotel Ser 2000 A.........   6.70     01/01/32       2,115,820
                                                                                              ------------
--------
                                                                                                13,094,959
  12,510
                                                                                              ------------
--------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (20.6%)
$    500    Orange County Health Facilities Authority, Florida,
              Orlando Lutheran Towers Inc Ser 2005....................   5.70%    07/01/26    $    508,610
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00     01/01/30       1,076,030
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser
              A.......................................................   8.00     11/15/33       1,162,970
   1,000    Illinois Finance Authority, Landing at Plymouth Place Ser
              2005 A..................................................   6.00     05/15/37       1,008,860
            Illinois Health Facilities Authority,
   2,000      Smith Crossing Ser 2003 A...............................   7.00     11/15/32       2,140,920
   1,000      Villa St Benedict Ser 2003 A-1..........................   6.90     11/15/33       1,090,230
   1,500    Westminster, Maryland, Caroll Lutheran Village Inc 2004
              Ser A...................................................   6.25     05/01/34       1,593,720
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75     07/01/23       1,513,230
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25     11/15/31       1,086,810
   2,000      Franciscan Oaks Ser 1997................................   5.75     10/01/23       2,031,140
     710      Lions Gate Ser 2005 A...................................   5.75     01/01/25         727,729
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375    11/01/31         523,410
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125    07/01/25       1,002,440
   1,000    North Carolina Medical Care Commission, Given Estate Ser
              2003 A..................................................   6.50     07/01/32       1,072,620
   1,000    Bucks County Industrial Development Authority,
              Pennsylvania, Ann's Choice Ser 2005A....................   6.25     01/01/35       1,037,500
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005.............   6.25     02/01/35       1,052,290
   1,000    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25     12/01/34       1,038,710
   1,000    Houston Health Facilities Development Corporation, Texas,
              Buckingham Senior Living Community Ser 2004 A...........   7.125    02/15/34       1,101,560
   1,000    Lubbock, Health Facilities Development Corporation, Texas,
              Carillon Ser 2005 A.....................................   6.50     07/01/26         992,090
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75     03/01/29       2,100,020
   4,511    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50     01/01/28       4,398,029
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375    12/01/32       1,116,400
   1,000    Virginia Beach Development Authority, Virginia,
              Westminster-Canterbury Refg Ser 2005 A..................   5.375    11/01/32       1,015,380
                                                                                              ------------
--------
                                                                                                30,390,698
  29,221
                                                                                              ------------
--------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (10.5%)
$  1,000    Carlsbad Assessment District No 2002-2001, California,
              Poinsettia Lane East Ser 2005 A.........................   5.20%    09/02/35    $  1,005,640
   1,000    Orange County Community Facilities District #86-2,
              California, Rancho Santa Margarita 1998 Ser A...........   5.55     08/15/17       1,028,690
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30     09/01/22       2,145,060
   1,000    Renaissance Commons Community Development District,
              Florida, Ser 2005 A.....................................   5.60     05/01/36       1,019,670
   1,000    Atlanta, Georgia, Eastside Ser 2005 B.....................   5.40     01/01/20       1,027,760
     500    Bolingbrook, Illinois, Sales Tax Ser 2005.................  0.00++    01/01/24         454,170
   1,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75     12/01/32       1,087,240
     750    Lincolnshire, Illinois, Special Service Area No
              1-Sedgebrook Ser 2004...................................   6.25     03/01/34         800,918
   2,000    Annapolis, Maryland, Park Place Ser 2005 A................   5.35     07/01/34       2,037,080
   1,250    Prince Georges County, Maryland, National Harbor Ser
              2004....................................................   5.20     07/01/34       1,271,662
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75     04/15/20       2,055,380
   1,000    Clark County Special Impr District 142, Nevada, Mountains
              Edge Ser 2003...........................................   6.375    08/01/23       1,039,340
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004...............................   5.60     07/01/23         527,475
                                                                                              ------------
--------
                                                                                                15,500,085
  15,000
                                                                                              ------------
--------
            Transportation Facilities Revenue (1.4%)
     895    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85     10/01/13         957,748
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375    01/01/40       1,047,870
                                                                                              ------------
--------
                                                                                                 2,005,618
   1,895
                                                                                              ------------
--------
            Other Revenue (1.1%)
   1,500    New Jersey Economic Development Authority, Cigarette Tax
--------      Ser 2004................................................   5.75     06/15/34       1,595,940
                                                                                              ------------
            Refunded (1.4%)
   1,795    South Carolina Jobs Economic Development Authority,
              Palmetto Health Refg Ser 2003 C.........................   6.875   08/01/13+       2,137,845
                                                                                              ------------
--------
 143,057    Total Tax-Exempt Municipal Bonds (Cost $134,032,346)...........................    140,789,851
                                                                                              ------------
--------
            Taxable Convertible Bond (0.4%)
            Airlines (0.4%)
     633    UAL Corporation (Cost $633,080) (b) (c)...................   5.00     02/01/21         633,080
--------
                                                                                              ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Short-Term Tax-Exempt Municipal Obligations (2.5%)
$    700    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA) (Demand 03/01/06).........   2.95*%   07/01/35    $    700,000
   2,200    Indiana Health Facility Financing Authority, Clarian
              Health Obligated Group Ser 2000 B (Demand 03/01/06).....   2.97*    03/01/30       2,200,000
     800    Cuyahoga County, Ohio, University Hospital of Cleveland
              Ser 1985 (Demand 03/01/06)..............................   2.91*    01/01/16         800,000
                                                                                              ------------
--------
   3,700    Total Short-Term Tax-Exempt Municipal Obligations (Cost $3,700,000)............      3,700,000
                                                                                              ------------
--------

$147,390    Total Investments (Cost $138,365,426) (d) (e)......................    98.4%     145,122,931
========
            Other Assets in Excess of Liabilities..............................     1.6        2,358,711
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $147,481,642
                                                                                  =====     ============

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
  *    Current coupon of variable rate demand obligation.
  +    Prerefunded to call date shown.
 ++    Joint exemption in locations shown.
 ++    Security is a "step-up" bond where the coupon increases on a predetermined future date.
 +++   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
       $20,000.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   Taxable convertible bond issued in reorganization.
 (c)   A security with a total market value equal to $633,080 has been valued at its fair value as determined in good faith
       under procedures established by and under the general
       supervision of the Fund's Trustees.
 (d)   Securities have been designated as collateral in an amount equal to $5,231,172 in connection with open futures
       contracts.
 (e)   The aggregate cost for federal income tax purposes is
       $138,276,660. The aggregate gross unrealized appreciation is
       $8,102,910 and the aggregate gross unrealized depreciation is $1,256,639, resulting in net unrealized appreciation of
       $6,846,271.
Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
 FSA   Financial Security Assurance Inc.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2006:

                               DESCRIPTION/        UNDERLYING
NUMBER OF                     DELIVERY MONTH       FACE AMOUNT    UNREALIZED
CONTRACTS   LONG/SHORT           AND YEAR           AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
    50         Short     U.S. Treasury Notes 5 yr
                                June 2006          $(5,259,375)     $(8,340)
                                                                    =======

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006

Assets:
Investments in securities, at value (cost $138,365,426).....  $145,122,931
Cash........................................................        58,116
Receivable for:
    Interest................................................     2,378,685
    Investments sold........................................       226,028
Prepaid expenses and other assets...........................         3,437
                                                              ------------
    Total Assets............................................   147,789,197
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................        91,007
    Investment advisory fee.................................        64,532
    Variation margin........................................        11,603
    Administration fee......................................        10,325
    Transfer agent fee......................................         9,422
Accrued expenses and other payables.........................       120,666
                                                              ------------
    Total Liabilities.......................................       307,555
                                                              ------------
    Net Assets..............................................  $147,481,642
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $146,428,544
Net unrealized appreciation.................................     6,749,165
Accumulated undistributed net investment income.............     1,611,563
Accumulated net realized loss...............................    (7,307,630)
                                                              ------------
    Net Assets..............................................  $147,481,642
                                                              ============
Net Asset Value Per Share
16,319,790 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.04
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 28, 2006

Net Investment Income:
Interest Income.............................................  $ 9,294,318
                                                              -----------
Expenses
Investment advisory fee.....................................      742,158
Administration fee..........................................      118,745
Professional fees...........................................       68,419
Transfer agent fees and expenses............................       42,708
Shareholder reports and notices.............................       37,584
Registration fees...........................................       16,242
Custodian fees..............................................        9,897
Trustees' fees and expenses.................................        9,201
Other.......................................................       23,390
                                                              -----------
    Total Expenses..........................................    1,068,344

Less: expense offset........................................       (9,459)
                                                              -----------
    Net Expenses............................................    1,058,885
                                                              -----------
    Net Investment Income...................................    8,235,433
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................       (6,895)
Futures contracts...........................................      133,499
                                                              -----------
    Net Realized Gain.......................................      126,604
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    3,773,913
Futures contracts...........................................      (52,665)
                                                              -----------
    Net Appreciation........................................    3,721,248
                                                              -----------
    Net Gain................................................    3,847,852
                                                              -----------
Net Increase................................................  $12,083,285
                                                              ===========

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 28, 2006   FEBRUARY 28, 2005
                                                              -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  8,235,433        $  8,290,269
Net realized gain...........................................         126,604           1,214,223
Net change in unrealized appreciation/depreciation..........       3,721,248           1,236,801
                                                                ------------        ------------
    Net Increase............................................      12,083,285          10,741,293

Dividends to shareholders from net investment income........      (8,184,763)         (8,550,219)

Decrease from transactions in shares of beneficial
  interest..................................................      (4,585,611)         (4,443,612)
                                                                ------------        ------------
    Net Decrease............................................        (687,089)         (2,252,538)
Net Assets:
Beginning of period.........................................     148,168,731         150,421,269
                                                                ------------        ------------
End of Period
(Including accumulated undistributed net investment income
of $1,611,563 and $1,573,069, respectively).................    $147,481,642        $148,168,731
                                                                ============        ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost; and (4) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 continued

applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $21,437,380 and $27,735,872, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 continued

compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 28, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,453. At February 28, 2006, the Fund had an accrued pension liability of $63,371 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 29, 2004..................................  17,440,745   $174,408    $159,575,531
Treasury shares purchased and retired (weighted average
  discount 9.55%)*..........................................    (571,900)    (5,719)     (4,437,893)
Reclassification due to permanent book/tax differences......      --          --         (4,292,172)
                                                              ----------   --------    ------------
Balance, February 28, 2005..................................  16,868,845    168,689     150,845,466
Treasury shares purchased and retired (weighted average
  discount 6.26%)*..........................................    (549,055)    (5,491)     (4,580,120)
                                                              ----------   --------    ------------
Balance, February 28, 2006..................................  16,319,790   $163,198    $146,265,346
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT        RECORD         PAYABLE
      DATE         PER SHARE       DATE            DATE
-----------------  ---------   -------------  --------------
December 27, 2005   $0.0425    March 3, 2006  March 17, 2006
 March 28, 2006      0.0425    April 7, 2006  April 21, 2006
 March 28, 2006      0.0425     May 5, 2006    May 19, 2006
 March 28, 2006      0.0425    June 9, 2006   June 23, 2006

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 continued

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 continued

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 28, 2006   FEBRUARY 28, 2005
                                                              -----------------   -----------------
Tax-exempt income...........................................     $ 8,184,763         $8,550,219
                                                                 ===========         ==========

As of February 28, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................     $ 1,647,641
Undistributed ordinary income...............................             384
Undistributed long-term gains...............................        --
                                                                 -----------
Net accumulated earnings....................................       1,648,025
Capital loss carryforward*..................................      (6,500,491)
Post-October losses.........................................        (813,357)
Temporary differences.......................................        (127,350)
Net unrealized appreciation.................................       6,846,271
                                                                 -----------
Total accumulated earnings..................................     $ 1,053,098
                                                                 ===========

---------------------

* During the year ended February 28, 2006, the Fund utilized $889,856 of its net capital loss carryforward. As of February 28, 2006, the Fund had a net capital loss carryforward of $6,500,491 of which $173,449 will expire on February 28, 2009, $4,854,343 will expire on February 28, 2011 and $1,472,699 will expire on February 28, 2013 to offset future capital gains to the extent provided by regulations.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, mark-to-market of open futures contracts, interest on bonds in default and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $12,176.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED FEBRUARY 28
                                                            ---------------------------------------------------------------------
                                                              2006           2005          2004**          2003           2002
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:

Net asset value, beginning of period......................    $ 8.78         $ 8.62         $ 8.37         $ 8.44         $ 8.46
                                                              ------         ------         ------         ------         ------

Income (loss) from investment operations:
    Net investment income*................................      0.50           0.48           0.49           0.51           0.51
    Net realized and unrealized gain (loss)...............      0.23           0.15           0.25          (0.06)         (0.02)
                                                              ------         ------         ------         ------         ------

Total income from investment operations...................      0.73           0.63           0.74           0.45           0.49
                                                              ------         ------         ------         ------         ------

Less dividends from net investment income.................     (0.49)         (0.50)         (0.51)         (0.53)         (0.52)
                                                              ------         ------         ------         ------         ------

Anti-dilutive effect of acquiring treasury shares*........      0.02           0.03           0.02           0.01           0.01
                                                              ------         ------         ------         ------         ------

Net asset value, end of period............................    $ 9.04         $ 8.78         $ 8.62         $ 8.37         $ 8.44
                                                              ======         ======         ======         ======         ======

Market value, end of period...............................    $ 8.77         $ 8.00         $ 8.09         $ 7.51         $ 8.04
                                                              ======         ======         ======         ======         ======

Total Return+.............................................     16.23%          5.38%         14.90%         (0.13)%         7.13%

Ratios to Average Net Assets:
Expenses..................................................      0.72%(1)       0.89%(1)       0.96%(1)       0.94%(1)       0.95%(1)

Net investment income.....................................      5.56%          5.62%          5.87%          6.09%          5.94%

Supplemental Data:
Net assets, end of period, in thousands...................  $147,482       $148,169       $150,421       $150,510       $154,088

Portfolio turnover rate...................................        15%            16%            11%             8%            11%

---------------------

      * The per share amounts were computed using an average number of shares outstanding during the period.
     **  For the year ended February 29.
      + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), including the portfolio of investments, as of February 28, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust II as of February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 19, 2006

Morgan Stanley Municipal Income Opportunities Trust II
REVISED INVESTMENT POLICY (UNAUDITED)

On August 24, 2005, the Trustees of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") approved a change to the Fund's investment policy with respect to inverse floating rate municipal obligations whereby the Fund now would be permitted to invest up to 15% of its assets in inverse floating rate municipal obligations. The inverse floating rate municipal obligations in which the Fund will invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligation will increase and if market interest rates increase, the interest rate on the obligation will fall. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (65)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (73)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004) (lobbying and
                                                                      consulting firm); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (65)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036
Edwin J. Garn (73)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Wayne E. Hedien (72)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).

Dr. Manuel H. Johnson (57)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (63)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Wayne E. Hedien (72)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.
Dr. Manuel H. Johnson (57)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).
Joseph J. Kearns (63)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (73)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael E. Nugent (69)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022
Fergus Reid (73)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (58)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of Dean Witter Realty Inc.


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None.
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311
James F. Higgins (58)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (67)         President and    Since May 2003  President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal                        Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020             Executive                        President (since September 2005) and Principal Executive
                               Officer                          Officer (since May 2003) of the Van Kampen Funds; Managing
                                                                Director of Morgan Stanley, Morgan Stanley Investment
                                                                Management and Morgan Stanley & Co. Incorporated; Managing
                                                                Director and Director of Morgan Stanley Investment Advisors
                                                                Inc.; Managing Director and (since May 2002) Director of
                                                                Morgan Stanley Investment Management Inc., Managing Director
                                                                and (since January 2005) Director of Van Kampen Asset
                                                                Management and Van Kampen Investments Inc. Director,
                                                                President (since February 2006) and Chief Executive Officer
                                                                (since February 2006) of Morgan Stanley Services Company
                                                                Inc., Director of Morgan Stanley Distributors Inc., Morgan
                                                                Stanley Distribution, Inc. and Morgan Stanley Trust;
                                                                Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                Executive Vice President (July 2003 to September 2005) of
                                                                funds in the Fund Complex and the Van Kampen Funds;
                                                                President and Director of the Institutional Funds (March
                                                                2001 to July 2003); Chief Global Operating Officer of Morgan
                                                                Stanley Investment Management Inc.; Chief Administrative
                                                                Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                Administrative Officer of Morgan Stanley Services Company
                                                                Inc. (November 2003 to February 2006).

J. David Germany (51)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
25 Cabot Square,                                2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Canary Wharf, London,                                           Advisors Inc., Morgan Stanley Investment Management Inc.,
United Kingdom E144QA                                           Van Kampen Asset Management and Van Kampen Advisors Inc.;
                                                                Managing Director and Director of Morgan Stanley Investment
                                                                Management Ltd.; Vice President (since February 2006) of the
                                                                Retail and Institutional Funds.

Dennis F. Shea (52)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                     2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10020                                              Advisors Inc., Morgan Stanley Investment Management Inc.,
                                                                Van Kampen Asset Management and Van Kampen Advisors Inc.
                                                                Vice President (since February 2006) of the Retail and
                                                                Institutional Funds. Formerly, Managing Director and
                                                                Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)                Vice President   Since February  Managing Director of Morgan Stanley Investment Management,
1221 Avenue of the Americas                     1997            Morgan Stanley Investment Advisors Inc. and Morgan Stanley
New York, NY 10020                                              Investment Management Inc.; Vice President of the Retail
                                                                Funds and (since July 2003) the Institutional Funds.
                                                                Formerly, General Counsel (May 2000 to February 2006) of
                                                                Morgan Stanley Investment Management; Secretary (October
                                                                2003 to February 2006), General Counsel (May 2004 to
                                                                February 2006) and Director (July 1998 to January 2005) of
                                                                Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                Services Company Inc.; Secretary and General Counsel of
                                                                Morgan Stanley Investment Management Inc. (November 2002 to
                                                                February 2006); Secretary and Director of Morgan Stanley
                                                                Distributors Inc.; Secretary (February 1997 to July 2003)
                                                                and General Counsel (February 1997 to April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of Morgan Stanley Investment Advisors Inc. and Morgan
                                                                Stanley Distributors Inc. (February 1997 to December 2001).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Amy R. Doberman (43)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management (since July 2004); Vice President of the Retail
New York, NY 10020                                              Funds and the Institutional Funds (since July 2004); Vice
                                                                President of the Van Kampen Funds (since August 2004);
                                                                Secretary (since February 2006) and Managing Director (since
                                                                July 2004) of Morgan Stanley Investment Advisors Inc.,
                                                                Morgan Stanley Services Company Inc., Morgan Stanley
                                                                Investment Management Inc., Van Kampen Asset Management, Van
                                                                Kampen Advisors Inc. and Van Kampen Investments Inc.;
                                                                Secretary (since February 2006) of Morgan Stanley
                                                                Distributors Inc. and Morgan Stanley Distribution, Inc.
                                                                Formerly, Managing Director and General Counsel -- Americas,
                                                                UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42)              Chief            Since October   Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance       2004            Stanley Investment Management (since October 2004); Managing
New York, NY 10020             Officer                          Director and Chief Compliance Officer (since February 2005)
                                                                of Morgan Stanley Investment Advisors Inc. and Morgan
                                                                Stanley Investment Management Inc. and (since June 2004) of
                                                                Van Kampen Asset Management, Van Kampen Advisors Inc. and
                                                                Van Kampen Investments Inc. Formerly, Assistant Secretary
                                                                and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)      Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Advisors Inc., Morgan Stanley
New York, NY 10020                                              Investment Management Inc., Van Kampen Asset Management, Van
                                                                Kampen Advisors Inc. and Van Kampen Investments Inc. Vice
                                                                President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of Van Kampen Asset Management Inc., Van Kampen
                                                                Advisors Inc. and Van Kampen Investments Inc. (December 2002
                                                                to February 2006); Secretary of Morgan Stanley Distribution,
                                                                Inc. (October 2005 to February 2006).

Francis J. Smith (40)          Treasurer and    Treasurer       Executive Director of Morgan Stanley Investment Advisors
c/o Morgan Stanley Trust       Chief Financial  since July      Inc. and Morgan Stanley Services Company Inc.; Treasurer and
Harborside Financial Center,   Officer          2003 and Chief  Chief Financial Officer of the Retail Funds (since July
Plaza Two,                                      Financial       2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                           Officer since   (September 2002 to July 2003).
                                                September 2002

Thomas F. Caloia (59)          Vice President   Since July      Executive Director of Morgan Stanley Investment Advisors
c/o Morgan Stanley Trust                        2003            Inc. and Morgan Stanley Services Company Inc.; Assistant
Harborside Financial Center,                                    Treasurer of Morgan Stanley Investment Advisors Inc., Morgan
Plaza Two,                                                      Stanley Services Company Inc. and Morgan Stanley
Jersey City, NJ 07311                                           Distributors Inc.; Vice President of the Retail Funds.
                                                                Formerly, Treasurer of the Retail Funds (April 1989-July
                                                                2003).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Advisors Inc. and Morgan Stanley
New York, NY 10020                                              Investment Management Inc.; Secretary of the Retail Funds
                                                                (since July 2003) and the Institutional Funds (since June
                                                                1999).

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on July 19, 2005.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2006 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended February 28, 2006, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income Opportunities Trust II

Annual Report
February 28, 2006

[MORGAN STANLEY LOGO]

38554RPT-RA06-00311P-Y02/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) Not applicable.

(e) Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

      (2)   Not applicable.

      (3)   Not applicable.



Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                  REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES .................   $ 31,616       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES   $    540(2)    $ 5,190,300
             TAX FEES .........   $  4,449(3)    $ 2,044,491
             ALL OTHER FEES ...   $     --       $        --
   TOTAL NON-AUDIT FEES .......   $  4,989       $ 7,234,791

   TOTAL ......................   $ 36,605       $ 7,234,791

2005

                                  REGISTRANT      COVERED ENTITIES(1)
   AUDIT FEES .................   $ 30,116        N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES   $    452(2)     $ 3,746,495(2)
             TAX FEES .........   $  4,585(3)     $    79,800(4)
             ALL OTHER FEES ...   $     --        $        --
   TOTAL NON-AUDIT FEES .......   $  5,037        $ 3,826,295

   TOTAL ......................   $ 35,153        $ 3,826,295

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)


1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

------------------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are James F. Willison and Wayne D. Godlin, Managing Directors of the Investment Adviser and Gerard J. Lian, an Executive Director of the Investment Adviser.

Mr. Willison has been associated with the Investment Adviser in an investment management capacity since January 1980 and began managing the Fund at inception. Mr. Godlin has been associated with the Investment Adviser in an investment management capacity since May 1988 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in February 2003.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of February 28, 2006.

As of February 28, 2006, Mr. Willison managed 21 mutual funds with a total of approximately $7.0 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of February 28, 2006, Mr. Godlin managed five mutual funds with a total of approximately $6.5 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of February 28, 2006, Mr. Lian managed three mutual funds with a total of approximately $389.7 million in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

- Cash Bonus;

- Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

- Investment Management Deferred Compensation Plan (IMDCP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

- Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

- Contribution to the business objectives of the Investment Adviser.

- The dollar amount of assets managed by the portfolio manager.

- Market compensation survey research by independent third parties.

- Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of February 28, 2006, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:


         James F. Willison:         None

         Wayne D. Godlin:           None

         Gerard J. Lian:            None

(1) Not included in the table above, the portfolio manager has made investments in more or more mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period                        (a) Total       (b) Average Price    (c) Total Number of   (d) Maximum Number
                              Number of       Paid per Share (or   Shares (or Units)     (or Approximate
                              Shares (or      Unit)                Purchased as Part     Dollar Value) of
                              Units)                               of Publicly           Shares (or Units)
                              Purchased                            Announced Plans or    that May Yet Be
                                                                   Programs              Purchased Under
                                                                                         the Plans or
                                                                                         Programs
March 1, 2005-                    52,035               7.8372
March 31, 2005                                                         N/A                   N/A
April 1, 2005-                    41,900               7.9527
April 30, 2005                                                         N/A                   N/A
May 1, 2005-                      35,820               8.1263
May 31, 2005                                                           N/A                   N/A
June 1, 2005-                     42,900               8.1991
June 30, 2005                                                          N/A                   N/A
July 1, 2005-                     44,000               8.4028
July 31, 2005                                                          N/A                   N/A
August 1, 2005-                   33,600               8.4293
August 31, 2005                                                        N/A                   N/A
September 1, 2005-                37,700               8.3713
September 30, 2005                                                     N/A                   N/A
October 1, 2005-                  43,500               8.4767
October 31, 2005                                                       N/A                   N/A
November 1, 2005-                 72,000               8.3833
November 30, 2005                                                      N/A                   N/A
December 1, 2005-                 57,700               8.5486
December 31, 2005                                                      N/A                   N/A
January 1, 2006-                  45,500               8.7504
January 31, 2006                                                       N/A                   N/A
February 1, 2006-                 42,400               8.7601
February 28, 2006                                                      N/A                   N/A
Total                            549,055               8.3532          N/A                   N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006